Related Party Transactions and Balances (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Due from related party
Due to related party	95,600		$ 19,443
Subscription receivable
Huihe Zheng [Member]
Due to related party	95,600
QDM Holdings Limited [Member]
Due from related party	10,009	$ 20,316
Due to related party	182,243	24,628		71,904
Subscription receivable	48,718	48,718		53,205
QDM Holdings Limited [Member] | Huihe Zheng [Member]
Due from related party		20,316
Due to related party	144,043
Subscription receivable		48,718
QDM Holdings Limited [Member] | Teik Hoe Chng [Member]
Subscription receivable				53,205
QDM Holdings Limited [Member] | QDM International [Member]
Due from related party	10,009
QDM Holdings Limited [Member] | Siu Ping Lo [Member]
Due to related party				14,479
QDM Holdings Limited [Member] | YeeTah Financial Group [Member]
Due to related party	$ 38,200	$ 24,628		$ 57,425